Condensed Financial Information of the Parent Company - Schedule of Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net Income (Loss)		$ (13,491)	$ 14,467	$ 8,122,182
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
- Share-based compensation	$ 0	0	0	7,735
Changes in operating assets and liabilities:
- Prepaid expenses and other receivables	3,995	4,880	9,122	(132,694)
Financing activities
Proceeds from exercised stock options	0	676	0	1,034
Investing activities
Cash and cash equivalents, beginning of year	1,123,956	3,878,677	11,608,855
Cash and cash equivalents, end of year	335,273	1,123,956	3,878,677	11,608,855
Parent Company
Operating activities
Net Income (Loss)	90,905	(13,491)	14,467	8,122,182
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
- Share-based compensation	0	0	0	7,735
Equity earnings (losses) of subsidiaries, net of tax	(102,115)	5,828	(23,101)	(8,136,987)
Changes in operating assets and liabilities:
- Amount due from subsidiaries	3,303	8,366	(40)	62,686
- Prepaid expenses and other receivables	(309)	314	(394)	2,365
- Dividend receivables	(322)	0	0	0
- Amount due to subsidiaries	(4,448)	454	410	1,006
- Accrued expenses and other payables	2,058	1,116	(12,579)	9,474
Net cash provided by (used in) operating activities from continuing operations	(10,928)	2,587	(21,237)	68,461
Financing activities
Proceeds from exercised stock options	0	676	0	1,034
Net cash provided by financing activities	0	676	0	1,034
Investing activities
Proceeds from redemption of short-term investments	93,418	49,850	0	0
Purchase of short-term investments	(76,000)	(148,000)	0	0
Net cash used in investing activities from continuing operations	17,418	(98,150)	0	0
Increase (decrease) in cash and cash equivalents	6,490	(94,887)	(21,237)	69,495
Cash and cash equivalents, beginning of year	10,037	104,924	126,161	56,666
Cash and cash equivalents, end of year	$ 16,527	$ 10,037	$ 104,924	$ 126,161